Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and 2026:
March 31, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥97,694	¥0	¥29,900	¥67,794
Available-for-sale debt securities:	2,607,637	12,243	2,377,740	217,654
Japanese and foreign government bond securities*2	1,092,526	7,510	1,085,016	0
Japanese prefectural and foreign municipal bond securities	406,830	0	395,952	10,878
Corporate debt securities*3	802,545	4,733	793,560	4,252
CMBS and RMBS in the Americas	106,751	0	99,669	7,082
Other asset-backed securities and debt securities	198,985	0	3,543	195,442
Equity securities*4*5	418,690	137,014	119,466	162,210
Derivative assets:	64,170	361	54,992	8,817
Interest rate swap agreements	17,869	0	17,869	0
Options held/written and other	15,767	0	6,950	8,817
Futures, foreign exchange contracts	20,964	361	20,603	0
Foreign currency swap agreements	9,570	0	9,570	0
Netting*6	(20,495)	—	—	—
Net derivative assets	43,675	—	—	—
Other assets:	2,586	0	0	2,586
Reinsurance recoverables*7	2,586	0	0	2,586

Total	¥3,190,777	¥149,618	¥2,582,098	¥459,061

Liabilities:
Derivative liabilities:	¥56,038	¥129	¥55,257	¥652
Interest rate swap agreements	2,774	0	2,774	0
Options held/written and other	13,715	0	13,063	652
Futures, foreign exchange contracts	39,387	129	39,258	0
Foreign currency swap agreements	159	0	159	0
Credit derivatives written	3	0	3	0
Netting*6	(20,495)	—	—	—
Net derivative Liabilities	35,543	—	—	—
Policy Liabilities and Policy Account Balances:	136,257	0	0	136,257
Variable annuity and variable life insurance contracts*8	136,257	0	0	136,257
Accounts Payable	15,259	0	0	15,259
Contingent Consideration	15,259	0	0	15,259

Total	¥207,554	¥129	¥55,257	¥152,168

March 31, 2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥78,020	¥0	¥42,336	¥35,684
Available-for-sale debt securities:	2,526,416	7,278	2,243,137	276,001
Japanese and foreign government bond securities*2	973,885	2,150	971,735	0
Japanese prefectural and foreign municipal bond securities	315,766	0	305,184	10,582
Corporate debt securities*3	957,449	5,128	834,130	118,191
CMBS and RMBS in the Americas	105,432	0	105,432	0
Other asset-backed securities and debt securities	173,884	0	26,656	147,228
Equity securities*4*5	501,246	150,194	120,456	230,596
Derivative assets:	154,513	676	145,850	7,987
Interest rate swap agreements	26,358	0	26,358	0
Options held/written and other	17,402	16	9,399	7,987
Futures, foreign exchange contracts	69,663	660	69,003	0
Foreign currency swap agreements	41,090	0	41,090	0
Netting*6	(80,880)	—	—	—
Net derivative assets	73,633	—	—	—
Other assets:	1,163	0	0	1,163
Reinsurance recoverables*7	1,163	0	0	1,163

Total	¥3,261,358	¥158,148	¥2,551,779	¥551,431

Liabilities:
Derivative liabilities:	¥118,061	¥148	¥117,356	¥557
Interest rate swap agreements	2,289	0	2,289	0
Options held/written and other	21,543	16	20,970	557
Futures, foreign exchange contracts	94,194	132	94,062	0
Foreign currency swap agreements	12	0	12	0
Credit derivatives written	23	0	23	0
Netting*6	(51,256)	—	—	—
Net derivative Liabilities	66,805	—	—	—
Policy Liabilities and Policy Account Balances:	138,027	0	0	138,027
Variable annuity and variable life insurance contracts*8	138,027	0	0	138,027
Accounts Payable	15,683	0	0	15,683
Contingent Consideration	15,683	0	0	15,683

Total	¥271,771	¥148	¥117,356	¥154,267

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income)

and expense” in the consolidated statements of income were a gain
 of ¥428 million,
loss
es
 of ¥1,052 million and ¥4,142 million from the change in the fair value of the loans for fiscal 2024, 2025 and 2026, respectively. No gains or losses were recognized in earnings during fiscal 2024, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥79,364 million and ¥78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual
status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥6 million,
 ¥59 million
 an
d
 a gain of ¥137
 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amount of aggregate fair value elected the fair value option were ¥5,379 million and ¥3,024 million as of March 31, 2025 and 2026, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains
 of ¥399 million, ¥441 million and ¥362 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥10,679 million and ¥11,927 million as of March 31, 2025 and 2026, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥3,269 million, ¥1,954 million and ¥1,038 million from the change in the fair value of those investments for fiscal 2024, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥118,666 million and ¥168,854 million as of March 31, 2025 and 2026, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,586 million and ¥1,163 million as of March 31, 2025 and 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2024, 2025 and 2026, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥136,257 million and ¥138,027 million as of March 31, 2025 and 2026
,
respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2024, 2025 and 2026, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2024, 2025 and 2026:
2024

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2024	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2024*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2024*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥173,849	¥566	¥18,937	¥19,503	¥4,467	¥(66,078)	¥(35,175)	¥0	¥96,566	¥0	¥18,937
Available-for-sale debt securities	243,602	13,906	17,117	31,023	68,295	(15,041)	(15,400)	6,818	319,297	12,918	18,018
Japanese prefectural and foreign municipal bond securities	3,331	(75)	866	791	0	0	(18)	6,818	10,922	(75)	809
Corporate debt securities	4,737	974	1	975	14	0	(140)	0	5,586	608	1
CMBS and RMBS in the Americas	0	0	286	286	6,879	0	0	0	7,165	0	282
Other asset-backed securities and debt securities	235,534	13,007	15,964	28,971	61,402	(15,041)	(15,242)	0	295,624	12,385	16,926
Equity securities	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Investment funds	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Derivative assets and liabilities (net)	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Options held/written and other	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Other asset	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Reinsurance recoverables*5	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Policy Liabilities and Policy Account Balances	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Variable annuity and variable life insurance contracts*6	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Accounts Payable:	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)
Contingent Consideration	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)

2025

	Millions of yen
	Balance at April 1, 2024	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2025	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2025*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2025*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥96,566	¥(1,778)	¥(543)	¥(2,321)	¥633	¥0	¥(27,084)	¥0	¥67,794	¥(708)	¥(543)
Available-for-sale debt securities	319,297	1,336	(1,437)	(101)	99,785	(56,749)	(144,578)	0	217,654	370	(463)
Japanese prefectural and foreign municipal bond securities	10,922	(107)	82	(25)	0	0	(19)	0	10,878	(107)	82
Corporate debt securities	5,586	235	(17)	218	300	(1,712)	(140)	0	4,252	(73)	(17)
CMBS and RMBS in the Americas	7,165	0	(83)	(83)	0	0	0	0	7,082	0	(83)
Other asset-backed securities and debt securities	295,624	1,208	(1,419)	(211)	99,485	(55,037)	(144,419)	0	195,442	550	(445)
Equity securities	162,857	(8,129)	(2,089)	(10,218)	20,113	(656)	(9,886)	0	162,210	(8,163)	(2,099)
Investment funds and other	162,857	(8,129)	(2,089)	(10,218)	20,113	(656)	(9,886)	0	162,210	(8,163)	(2,099)
Derivative assets and liabilities (net)	2,284	5,480	401	5,881	0	0	0	0	8,165	5,480	401
Options held/written and other	2,284	5,480	401	5,881	0	0	0	0	8,165	5,480	401
Other asset	2,786	(1,027)	0	(1,027)	916	0	(89)	0	2,586	(1,027)	0
Reinsurance recoverables*5	2,786	(1,027)	0	(1,027)	916	0	(89)	0	2,586	(1,027)	0
Policy Liabilities and Policy Account Balances	167,207	7,292	(48)	7,244	0	0	(23,706)	0	136,257	7,292	(48)
Variable annuity and variable life insurance contracts*6	167,207	7,292	(48)	7,244	0	0	(23,706)	0	136,257	7,292	(48)
Accounts Payable:	14,136	(1,235)	112	(1,123)	0	0	0	0	15,259	(1,235)	112
Contingent Consideration	14,136	(1,235)	112	(1,123)	0	0	0	0	15,259	(1,235)	112
2026

	Millions of yen
	Balance at April 1, 2025	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2026	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2026*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2026*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥67,794	¥(3,453)	¥2,679	¥(774)	¥77	¥(714)	¥(30,699)	¥0	¥35,684	¥(1,221)	¥2,679
Available-for-sale debt securities	217,654	22,401	(10,253)	12,148	138,155	(1,335)	(90,621)	0	276,001	21,907	(8,224)
Japanese prefectural and foreign municipal bond securities	10,878	(198)	618	420	0	0	(716)	0	10,582	6	618
Corporate debt securities	4,252	20,968	(12,004)	8,964	107,208	0	(2,233)	0	118,191	20,968	(12,004)
CMBS and RMBS in the Americas	7,082	0	59	59	0	0	(7,141)	0	0	0	0
Other asset-backed securities and debt securities	195,442	1,631	1,074	2,705	30,947	(1,335)	(80,531)	0	147,228	933	3,162
Equity securities	162,210	85,324	12,598	97,922	19,731	(44,110)	(5,157)	0	230,596	85,082	12,579
Investment funds	162,210	85,324	12,598	97,922	19,731	(44,110)	(5,157)	0	230,596	85,082	12,579
Derivative assets and liabilities (net)	8,165	(1,223)	488	(735)	0	0	0	0	7,430	(1,223)	488
Options held/written and other	8,165	(1,223)	488	(735)	0	0	0	0	7,430	(1,223)	488
Other asset	2,586	(2,167)	0	(2,167)	836	0	(92)	0	1,163	(2,167)	0
Reinsurance recoverables*5	2,586	(2,167)	0	(2,167)	836	0	(92)	0	1,163	(2,167)	0
Policy Liabilities and Policy Account Balances	136,257	(25,594)	271	(25,323)	0	0	(23,553)	0	138,027	(25,594)	271
Variable annuity and variable life insurance contracts*6	136,257	(25,594)	271	(25,323)	0	0	(23,553)	0	138,027	(25,594)	271
Accounts Payable:	15,259	3,029	(1,978)	1,051	1,475	0	0	0	15,683	3,029	(1,978)
Contingent Consideration	15,259	3,029	(1,978)	1,051	1,475	0	0	0	15,683	3,029	(1,978)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Finance revenues (including interest under the amortized cost method and principal plus interest)”, “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2025 and 2026, see Note 24 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2025 and 2026. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥5,881	¥0	¥0	¥5,881
Investment in operating leases, property under facility operations and office facilities	8,105	0	0	8,105
Equity securities	15,193	0	15,193	0
Equity method investments	20,619	0	0	20,619

	¥49,798	¥0	¥15,193	¥34,605

2026

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥838	¥0	¥0	¥838
Real estate collateral-dependent loans (net of allowance for credit losses)	12,646	0	0	12,646
Investment in operating leases, property under facility operations and office facilities	11,907	0	66	11,841
Land and buildings undeveloped or under construction	2,203	0	0	2,203
Equity securities	42,417	0	42,417	0
Equity method investments	5,140	0	0	5,140

	¥75,151	¥0	¥42,483	¥32,668

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and 2026.

	March 31, 2025
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥67,794	Discounted cash flows	Discount rate	7.0% – 12.1%
				( 9.4%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,319	Discounted cash flows	Discount rate	5.8% – 9.8%
				( 8.0%)
	4,559	Appraisals/Broker quotes	—	—
Corporate debt securities	302	Discounted cash flows	Discount rate	1.5%
				( 1.5%)
	3,950	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,082	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	34,670	Discounted cash flows	Discount rate	0.4% – 51.2%
				(5.5%)
			Probability of default	0.2%
				(0.2%)
	160,772	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds and other	133,585	Discounted cash flows	WACC	13.3% – 23.7%
				( 16.8%)
			EV/Terminal EBITDA multiple	4.2x - 12.0 x
				( 8.8x )
		Market multiples	EV/Last twelve months EBITDA multiple	4.3x- 9.5x
				(7.8x)
			EV/Forward EBITDA multiple	4.2x-9.0x
				(7.7 x)
			EV/Precedent transaction last twelve months EBITDA multiple	4.3x-11.9x
				(8.7x)
	22,859	Appraisals/Broker quotes	—	—
	5,766	Discounted cash flows	Discount rate	11.5% – 12.0%
				(11.7%)
Derivative assets:
Options held/written and other	8,297	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.7%)
	520	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	2,586	Discounted cash flows	Discount rate	0.5% – 2.4%
				(1.3%)
			Mortality rate	0.0% – 100.0%
				(2.9%)
			Lapse rate	1.5% – 14.0%
				(4.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0%
				(100.0%)

Total	¥459,061

Liabilities:
Derivative liabilities:
Options held/written and other	¥652	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.7%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	136,257	Discounted cash flows	Discount rate	0.5% – 2.4%
				(1.3%)
			Mortality rate	0.0% – 100.0%
				(2.3%)
			Lapse rate	1.5% – 30.0%
				(5.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(67.1%)

Accounts Payable:
Contingent Consideration	15,259	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				(15.0x)

Total	¥152,168

	March 31, 2026
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥35,684	Discounted cash flows	Discount rate	6.1% – 9.9%
				(7.9%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,381	Discounted cash flows	Discount rate	3.6% – 9.8%
				(8.0%)
	4,201	Appraisals/Broker quotes	—	—
Corporate debt securities	115,931	Discounted cash flows	Discount rate	7.0%
				(7.0%)
			Equity Volatility	50.0%
				(50.0%)
	1,944	Appraisals/Broker quotes	—	—
	316	Discounted cash flows	Discount rate	2.4%
				(2.4%)
Other asset-backed securities and debt securities	42,120	Discounted cash flows	Discount rate	0.4% – 51.2%
				(5.4%)
			Probability of default	0.2%
				(0.2%)
	105,108	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	203,796	Market multiples	EV/Last twelve months EBITDA multiple	3.4x-9.0x
				(7.7x)
			EV/Next twelve months EBITDA multiple	3.2x-8.0x
				(5.1x)
	22,000	Appraisals/Broker quotes	—	—
	4,800	Discounted cash flows	Discount rate	11.0% – 11.5%
				(11.2%)
Derivative assets:
Options held/written and other	7,611	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.9%)
	376	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	1,163	Discounted cash flows	Discount rate	1.1% – 3.5%
				(2.0%)
			Mortality rate	0.0% – 100.0%
				(2.8%)
			Lapse rate	1.5% – 14.0%
				(4.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0%
				(100.0%)

Total	¥551,431

Liabilities:
Derivative liabilities:
Options held/written and other	¥557	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.9%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	138,027	Discounted cash flows	Discount rate	1.1% – 3.5%
				(2.0%)
			Mortality rate	0.0% – 100.0%
				(2.3%)
			Lapse rate	1.5% – 30.0%
				(5.6%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(64.4%)

Accounts Payable:
Contingent Consideration	14,084	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				(15.0x)
	1,599	Discounted cash flows	Discount rate	4.8% – 5.0%
				(4.9%)
			EBTDA Volatility	35.0%
				(35.0%)

Total	¥154,267

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2025 and 2026.

	2025
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,064	Direct capitalization	Capitalization rate	4.4% – 5.2%
				(4.7%)
	4,817	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	3,314	Discounted cash flows	Discount rate	6.1%
				(6.1%)
	4,791	Appraisals/Broker quotes	—	—
Equity method investments	20,619	Appraisals/Broker quotes	—	—

	¥34,605

	2026
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥838	Appraisals/Broker quotes	—	—
Real estate collateral-dependent loans (net of allowance for credit losses)	1,093	Direct capitalization	Capitalization rate	4.8% – 6.2%
				(5.2%)
	11,553	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	6,283	Discounted cash flows	Discount rate	0.0% – 5.3%
				(5.2%)
	5,558	Appraisals/Broker quotes	—	—
Land and buildings undeveloped or under construction	2,203	Discounted cash flows	Discount rate	3.9%
				(3.9%)
Equity method investments	844	Direct capitalization	Capitalization rate	7.5%
				(7.5%)
	2,681	Market multiples	EV/EBITDA multiple	6.8x – 7.8x
				(6.9x)
	1,615	Appraisals/Broker quotes	—	—

	¥32,668